SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants and Options (Details)	Jun. 30, 2022 $ / shares shares
ADS
Equity
Outstanding warrants	1,052,904
Warrants | 2020 note holders
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Warrants | 2020 note holders | ADS
Equity
Outstanding warrants	29,388
Warrants | Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Warrants | Investor | ADS
Equity
Outstanding warrants	99,074
Warrants | Cellect warrantholders
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 137.50
Warrants | Cellect warrantholders | ADS
Equity
Outstanding warrants	8,820
Series A warrants held by Investor | Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Series A warrants held by Investor | Investor | ADS
Equity
Outstanding warrants	533,274
Series B warrants | Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Series B warrants | Investor | ADS
Equity
Outstanding warrants	191,174
Series C warrants | ADS
Equity
Number issuable warrants	191,173
Series C warrants | Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Series C warrants | Investor | ADS
Equity
Outstanding warrants	191,174